Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments and Fair Value Disclosures
Schedule of company's charter revenues

During the six months ended June 30, 2021 and 2020, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2021	2020
Cargill International SA	13%	18%
Koch Shipping PTE LTD. Singapore	11%	15%
Swissmarine Pte. Ltd		14%